Document And Entity Information	Jun. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	Retail Value Inc.
Entity Central Index Key	0001735184
Entity Emerging Growth Company	true
Entity File Number	1-38517
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	82-4182996
Entity Address, Address Line One	3300 Enterprise Parkway
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE